Income Taxes - Accumulated Other Comprehensive Income/(Loss) (Net of Tax) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2020
Income Before Income Taxes And Income Tax Expense Benefit [Line Items]
Israel statutory tax rate for income taxes (Percent)			23.00%	23.00%	23.00%
Change in valuation allowance, Other (Amount)	[1]		$ (105)
Income (loss) before income taxes		$ 1,223	$ (1,284)	$ (624)
Statutory tax rate in Israel			23.00%	23.00%	23.00%
Changes in unrecognized tax benefits (Amount)				$ 14
Total Effective Tax Rate		(14.80%)
Tax benefits arising from net deferred taxes, resulting from intellectual property related integration plans, including carryforward losses			$ (87)	(272)
Theoretical provision for income taxes			(295)	(144)
The parent company and its israeli subsidiaries - settlement with the israeli tax authorities			514
Increase (decrease) in other uncertain tax positions - net			171
Mainly nondeductible items and prior year tax			16
Impairments that did not have a corresponding tax effect, non-deductible interest and other items			463	372
Adjustments to valuation allowances on deferred tax assets	[1]		(105)
Increase (decrease) in other uncertain tax positions - net			(1)	23
Effective consolidated income taxes		$ (180)	$ 676	$ (7)
Israel [Member]
Income Before Income Taxes And Income Tax Expense Benefit [Line Items]
Israel statutory tax rate for income taxes (Amount)		$ 281
Israel statutory tax rate for income taxes (Percent)		23.00%
Statutory tax rate in Israel		23.00%
Canada [Member]
Income Before Income Taxes And Income Tax Expense Benefit [Line Items]
Change in valuation allowance, Other (Amount)		$ 42
Change in valuation allowance, Other (Percent)		3.40%
Other (Amount)		$ (11)
Other (Percent)		(0.90%)
Adjustments to valuation allowances on deferred tax assets		$ 42
Germany [Member]
Income Before Income Taxes And Income Tax Expense Benefit [Line Items]
Other (Amount)		$ (1)
Other (Percent)		(0.10%)
Statutory tax rate difference (Amount)		$ 48
Statutory tax rate difference (Percent)		(4.00%)
State and local income taxes (Amount)	[2]	$ (77)
State and local income taxes (Percent)	[2]	(6.30%)
Ireland [Member]
Income Before Income Taxes And Income Tax Expense Benefit [Line Items]
Change in valuation allowance, Other (Amount)		$ 40
Change in valuation allowance, Other (Percent)		3.30%
Other (Amount)		$ (4)
Other (Percent)		(0.30%)
Adjustments to valuation allowances on deferred tax assets		$ 40
Malta [Member]
Income Before Income Taxes And Income Tax Expense Benefit [Line Items]
Other (Amount)		$ 6
Other (Percent)		0.50%
Statutory tax rate difference (Amount)		$ 34
Statutory tax rate difference (Percent)		2.80%
Reduced rate due to imputation system (Amount)		$ (89)
Reduced rate due to imputation system (Percent)		(7.30%)
Mexico [Member]
Income Before Income Taxes And Income Tax Expense Benefit [Line Items]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential (Amount)		$ 17
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential (Percent)		1.40%
Netherlands [Member]
Income Before Income Taxes And Income Tax Expense Benefit [Line Items]
Change in valuation allowance, Other (Amount)		$ 138
Change in valuation allowance, Other (Percent)		11.30%
Other (Amount)		$ (1)
Other (Percent)		(0.10%)
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Percent		3.40%
Impairments that did not have a corresponding tax effect, non-deductible interest and other items		$ 41
Adjustments to valuation allowances on deferred tax assets		138
Switzerland [Member]
Income Before Income Taxes And Income Tax Expense Benefit [Line Items]
Change in valuation allowance, Other (Amount)		$ (33)
Change in valuation allowance, Other (Percent)		(2.70%)
Other (Amount)		$ 4
Other (Percent)		0.40%
Statutory tax rate difference (Amount)		$ (162)
Statutory tax rate difference (Percent)		13.20%
Exchange rate movements (Amount)		$ (37)
Exchange rate movements (Percent)		(3.00%)
Adjustments to valuation allowances on deferred tax assets		$ (33)
United Kingdom [Member]
Income Before Income Taxes And Income Tax Expense Benefit [Line Items]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential (Amount)		$ 15
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential (Percent)		1.20%
United States [Member]
Income Before Income Taxes And Income Tax Expense Benefit [Line Items]
Change in valuation allowance, Other (Amount)		$ (668)
Change in valuation allowance, Other (Percent)		(54.60%)
R&D tax credit (Amount)		$ (24)
R&D tax credit (Percent)		(2.00%)
Base Erosion and Anti-Abuse Tax (BEAT) (Amount)		$ 25
Base Erosion and Anti-Abuse Tax (BEAT) (Percent)		2.00%
Non-deductible items (Percent)		1.60%
Non-deductible items (Amount)		$ 19
Other adjustments (Amount)		$ (7)
Other adjustments (Percent)		(0.60%)
Adjustments to valuation allowances on deferred tax assets		$ (668)
Other countries [Member]
Income Before Income Taxes And Income Tax Expense Benefit [Line Items]
Change in valuation allowance, Other (Amount)		$ 187
Change in valuation allowance, Other (Percent)		15.30%
Other adjustments (Amount)		$ 6
Other adjustments (Percent)		0.50%
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential (Amount)		$ 39
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential (Percent)		3.30%
Changes in unrecognized tax benefits (Amount)		$ (60)
Changes in unrecognized tax benefits (Percent)		(4.90%)
Indexation of income tax payable to tax authorities (Percent)		4.00%
Indexation of income tax payable to tax authorities (Amount)		$ 48
Adjustments to valuation allowances on deferred tax assets		$ 187

[1]	Mainly related to deduction of interest expenses in the United States.
[2]	State taxes in Ulm in 2025 made up the majority (greater than 50%) of the tax effect in this category.